Personnel and management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 1,550,857	R$ 1,601,895	R$ 1,325,382
Provisions For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	367,423	481,681	155,544
Personnel [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	1,161,230	1,098,279	1,143,978
Personnel [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	691,660	696,837	746,415
Personnel [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	227,381	227,485	241,025
Personnel [Member] | Meal Assistance And Education Allowance [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	102,957	107,052	113,021
Personnel [Member] | Compensation Voluntary Termination Program Retirement [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	139,232	66,905	43,517
Management Catagories [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	22,204	21,935	25,860
Management Catagories [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	18,118	18,465	19,867
Management Catagories [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	3,832	3,233	5,745
Management Catagories [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 254	R$ 237	R$ 248